Financial Risk Management - Schedule of Sensitivity Analysis of Currency Risk (Detail) - Sensitivity analysis of foreign currency risk [member] - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Risk Management [line items]
Depreciation or appreciation rate of reporting currency	1.00%	1.00%
Depreciation of reporting currency [member]
Disclosure Of Financial Risk Management [line items]
Decrease or increase in net profit (loss) before tax	$ 10,585	$ 251,674
Appreciation of reporting currency [member]
Disclosure Of Financial Risk Management [line items]
Decrease or increase in net profit (loss) before tax	$ (10,585)	$ (251,674)